Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 1,852	$ 1,286
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,199	1,107
Amortization - intangible assets	125	106
Amortization - other	26	30
Deferred income tax expense (Note 25)	247	136
Equity component, allowance for funds used during construction (Note 24)	(74)	(64)
Gain on disposition (Note 23)	(583)	0
Other	145	92
Change in long-term regulatory assets and liabilities	(106)	13
Change in working capital (Note 27)	(168)	(102)
Cash from operating activities	2,663	2,604
Investing activities
Capital expenditures - property, plant and equipment	(3,499)	(3,032)
Capital expenditures - intangible assets	(221)	(186)
Contributions in aid of construction	102	106
Proceeds on disposition (Note 23)	995	0
Other	(145)	(140)
Cash used in investing activities	(2,768)	(3,252)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 15)	937	1,566
Repayments of long-term debt, net of extinguishment costs, and finance leases	(1,676)	(563)
Borrowings under committed credit facilities	5,892	5,666
Repayments under committed credit facilities	(6,290)	(5,523)
Net change in short-term borrowings	472	38
Issue of common shares, net of costs, and dividends reinvested (Note 18)	1,442	34
Dividends
Common shares, net of dividends reinvested	(494)	(459)
Preference shares	(67)	(66)
Subsidiary dividends paid to non-controlling interests	(73)	(85)
Other	11	36
Cash from financing activities	154	644
Effect of exchange rate changes on cash and cash equivalents	(26)	24
Change in cash and cash equivalents	23	20
Cash and change in cash associated with assets held for sale	15	(15)
Cash and cash equivalents, beginning of year	332	327
Cash and cash equivalents, end of year	$ 370	$ 332